BALANCE SHEET DETAILS (Schedule of Other Current Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Other current liabilities:
Accrued contract costs	$ 798	$ 3,638
Accrued payroll and compensation	5,352	4,705
Warranty costs	178	217
Accrued professional fees	438	816
Accrued other taxes	2,957	2,495
Other	4,040	3,592
Total other current liabilities	$ 13,763	$ 15,463